Financial Risk Management Objectives and Policies - Maturity of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Carrying Value
Loans and borrowings	$ 2,372	$ 2,511	$ 2,013
Lease obligations	382	345
Liquidity risk
Carrying Value
Loans and borrowings	2,372	2,511
Lease obligations	382	345
Derivative liabilities	56	66
Trade payables and other liabilities	1,438	2,265
Total	4,248	5,187
Contractual Cash Flows
Loans and borrowings	2,558	2,706
Lease obligations	521	427
Derivative liabilities	56	66
Trade payables and other liabilities	1,438	2,265
Total	4,573	5,464
Liquidity risk | Within 1 year
Contractual Cash Flows
Loans and borrowings	575	229
Lease obligations	44	92
Derivative liabilities	42	61
Trade payables and other liabilities	1,354	2,171
Total	2,015	2,553
Liquidity risk | 2-5 years
Contractual Cash Flows
Loans and borrowings	971	1,443
Lease obligations	194	184
Derivative liabilities	14	5
Trade payables and other liabilities	55	63
Total	1,234	1,695
Liquidity risk | After 5 years
Contractual Cash Flows
Loans and borrowings	1,012	1,034
Lease obligations	283	151
Derivative liabilities	0	0
Trade payables and other liabilities	29	31
Total	$ 1,324	$ 1,216